U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


1.   Name and address of issuer:

          Oppenheimer Variable Account Funds
          3410 South Galena Street
          Denver, Colorado 80231

2. Name of each series or class of funds for which this notice is filed:

          Oppenheimer Growth & Income Fund

3.   Investment Company Act File Number: 811-4108

     Securities Act File Number: 2-93177

4.   Last day of fiscal year for which this notice is filed:
     12/31/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                       /  /

6.   Date of termination of issuer's declaration under rule 24f-
     2(a)(1), if applicable (see instruction a.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-

9. Number and aggregate sale price of securities sold during the fiscal year:

          358,253         $3,933,459

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:

          358,253         $3,933,459

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          404             $4,928

12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold
           during the fiscal year in reliance on
           rule 24f-2 (from Item 10):               $3,933,459
                                                    ------------
     (ii)  Aggregate price of shares issued in
           connection with dividend reinvestment
           plans (from Item 11, if applicable):     +$4,928
                                                    ------------
     (iii) Aggregate price of shares redeemed or
           repurchased during the fiscal year
           (if applicable):                         -$181,994
                                                    ------------
     (iv)  Aggregate price of shares redeemed or
           repurchased and previously applied as
           a reduction to filing fees pursuant to
           rule 24e-2 (if applicable):              +  -0-
                                                    ------------
     (v)   Net aggregate price of securities sold
           and issued during the fiscal year in
           reliance on rule 24f-2 (line (i), plus
           line (ii), less line (iii), plus line
           (iv)) (if applicable):                   $3,756,393
                                                    ------------
     (vi)  Multiplier prescribed by Section 6(b)
           of the Securities Act of 1933 or other
           applicable law or regulation (see
           Instruction C.6):                        x 1/2900
                                                    ------------
     (vii) Fee due (line (i) or line (v) multiplied
           by line (vi)):                           $1,295
                                                    ------------

Instruction: Issuers should complete line (ii), (iii), (iv), and
             (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
             Instructions C.3.

13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the
     Commission's Rule of Informal and Other Procedures (17 CFR
     202.3a).                                                           /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

             February 22, 1996; Fed Wire #6400


                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                      Oppenheimer Variable Account Funds
                      for the account of
                      Oppenheimer Growth & Income Fund



                      By: /s/ Andrew J. Donohue
                          ------------------------------------
                          Andrew J. Donohue, Vice President

Date: 2/27/96


cc:  Allan Adams, Esq.
     Robert Bishop
     Gloria LaFond


sec\600-650.24f

                          MYER, SWANSON, ADAMS & WOLF, P.C.
                             Attorneys At Law
Rendle Myer          The Colorado State Bank Building            Of Counsel
Allan B. Adams          1600 Broadway - Suite 1850           Robert Swanson
Robert K. Swanson       Denver, Colorado 80202-4918              ------
Thomas J. Wolf*          Telephone (303) 866-9800              Fred E. Neef
*Board Certified         Facsimile (303) 866-9818               (1910-1986)
Civil Trial Advocate
By the National
Board of Trial Advocacy


                             February 22, 1996



Oppenheimer Variable Account Funds
3410 South Galena Street
Denver, Colorado 80231

Gentlemen:

In connection with the public offering of the no par value shares of Oppenheimer Variable Account Funds, a business trust organized under the laws of the Commonwealth of Massachusetts (the "Trust"), as counsel for the Trust, we have examined such records and documents and have made such further investigation and examination as we deem necessary for the purpose of this opinion.

As of the end of its fiscal year, the Trust was composed of nine separate series, the Oppenheimer Money Fund, Oppenheimer Bond Fund, Oppenheimer Growth Fund, Oppenheimer Global Securities Fund, Oppenheimer Growth & Income Fund, Oppenheimer High Income Fund, Oppenheimer Multiple Strategies Fund, Oppenheimer Strategic Bond Fund, and Oppenheimer Capital Appreciation Fund. Each series sells its shares separately to separate accounts offered by various life insurance companies pursuant to separate registration statements and prospectuses.

We are advised that during the year ending December 31, 1995, the following shares of beneficial interest in each series of the Trust were sold in reliance on the registration of an indefinite number of shares pursuant to Rule 24f-2 of the Investment Company Act of 1940:

 Oppenheimer         Oppenheimer         Oppenheimer
 Money Fund          Bond Fund           Growth Fund
 -----------         -----------         -----------
     202,748,102           7,311,733           4,302,304


                                      Oppenheimer
Oppenheimer High     Oppenheimer Capital   Multiple
Income Fund          Appreciation Fund     Strategies Fund
----------------     -------------------   ---------------
  5,873,231              8,882,212            6,445,242

Oppenheimer Global   Oppenheimer Growth    Oppenheimer Strategic
Securities Fund & Income  Fund        Bond Fund
------------------   ------------------    ---------------------
  11,235,722               358,253            9,417,090

It is our opinion that the said shares of beneficial interest in each series sold by the Trust in reliance on Rule 24f-2 of the Investment Company Act of 1940 are legally issued and, subject to the matters mentioned in the next paragraph, fully paid and nonassessable by the Trust.

Under Massachusetts law, shareholders of the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust does, however, contain an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

                Sincerely,

                /s/ Allan B. Adams

                Allan B. Adams
                of MYER, SWANSON, ADAMS & WOLF, P.C.